Leases - Schedule of undiscounted future minimum lease payments (Detail) - ColdQuanta Inc dba Infleqtion [Member] - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Leases [Line Items]
2025	$ 446	$ 1,265
2026	1,430	1,185
2027	952	803
2028	930	813
2029	941	824
Thereafter	2,183	1,725
Total lease payments	6,882	6,615
Less: Present value adjustment	1,385	517
Present value of lease liabilities	$ 5,497	$ 6,098